Cover	Jun. 18, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0002124095
Document Type	S-6
Entity Registrant Name	FT 13032
Document Period End Date	Jun. 18, 2026
Definition of Rule 35d-1 Term in Fund Name [Text Block]

Objective.

The Trust seeks above-average total return through a combination of capital appreciation and dividend income. Under normal circumstances, the Trust will invest at least 80% of its assets in dividend-paying securities. The Trust is concentrated (i.e., invests 25% or more of Trust assets) in common stocks of companies within the industrials sector.

The Trust invests in companies from the S&P Global Dividend Aristocrats Index. The index consists of 100 companies from the S&P Global Broad Market Index that have increased dividends or maintained stable dividends every year for at least 10 consecutive years, as determined by the index provider.

Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]

Portfolio Selection Process.

•	Begin with the stocks that comprise the S&P Global Dividend Aristocrats Index as of two business days prior to the date of this prospectus and exclude all companies from the United States and emerging market countries. Regulated investment companies, limited partnerships and business development companies are not eligible for selection.
•	Rank each stock on three equally weighted factors:
•	Debt to equity. Compares a company’s long-term debt to their stockholder’s equity. Higher levels of this ratio are associated with higher risk, lower levels with lower risk.
•	Price to cash flow. Measures the cost of a company’s stock for every dollar of cash flow generated. A lower, but positive, ratio indicates investors are paying less for the cash flow generated which can be a sign of value.
•	Return on assets. Compares a company’s net income to its total assets. The ratio shows how efficiently a company generates net income from its assets.
•	Rank each of the companies by their combined factor scores.
•	Purchase an approximately equally weighted portfolio of the 25 stocks with the best overall ranking on the three factors with a maximum of seven stocks from any one of the major Global Industry Classification Standard (“GICS®”) market sectors and a maximum of seven stocks from any one country. If more than seven stocks from any one of the major GICS® sectors or any one country are selected, these stocks are excluded and replaced with the next best scoring stocks which satisfy the criteria set forth above. In the event of a tie, the stock with the better return-on-assets ratio is selected.

Companies which, as of the business day prior to the Initial Date of Deposit, S&P has announced will be removed from the S&P Global Dividend Aristocrats Index, or that are likely to be removed, based on S&P selection criteria, from the S&P Global Dividend Aristocrats Index within thirty days from the selection date, have been removed from the universe of securities from which S&P International Dividend Aristocrats Strategy stocks are selected.

Other Considerations.

Please note that we applied the strategy which makes up the portfolio for the Trust at a particular time. If we create additional Units of the Trust after the Initial Date of Deposit, we will deposit the Securities originally selected by applying the strategy on the Initial Date of Deposit. This is true even if a later application of a strategy would have resulted in the selection of different securities. In addition, companies which, based on publicly available information as of the date the Securities were selected, are the subject of an announced business combination which we expect will happen within 12 months of the date of this prospectus are not eligible for inclusion in the Trust’s portfolio.

The Securities for the strategy were selected as of the strategy’s selection date using closing market prices on such date or, if a particular market was not open for trading on such date, closing market prices on the day immediately prior to the strategy’s selection date in which such market was open. In addition, companies which, based on publicly available information on or before their respective selection date, are subject to any of the limited circumstances which warrant removal of a Security from the Trust as described under “Removing Securities from the Trust” are not eligible for inclusion in the Trust’s portfolio.

While not a part of the Trust’s portfolio selection process, the Trust also invests in companies headquartered or incorporated in the Asia Pacific region, companies headquartered or incorporated in Europe, foreign-listed securities and companies with various market capitalizations.

As with any similar investments, there can be no assurance that the objective of the Trust will be achieved. See “Risk Factors” for a discussion of the risks of investing in the Trust.

The S&P Global Dividend Aristocrats Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by First Trust Portfolios L.P. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by First Trust Portfolios L.P. The S&P International Dividend Aristocrats Portfolio is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, and none of such parties make any representation regarding the advisability of investing in such product.